SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Purchased software	$ 697,405	$ 1,097,279
Capitalized software development costs	1,435,378	1,475,691
Intangible assets, gross	2,132,783	2,572,970
Less: accumulated amortization	(1,261,739)	(656,608)
Intangible assets, net	$ 871,044	$ 1,916,362